February 28, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Rydex Variable Trust (File Nos. 333-57017 and 811-08821)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 56 (“PEA No. 56”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 56 is to reflect revised principal investment strategies, and other corresponding changes, for the following series of the Trust: the Commodities Strategy Fund, Dow 2x Strategy Fund, Europe 1.25x Strategy Fund, Global Managed Futures Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Multi-Hedge Strategies Fund, NASDAQ-100® Fund, NASDAQ-100® 2x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6101.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores